Schedule of Investments July 31, 2020 (Unaudited)

Jackson Square Large-Cap Growth Fund

Description	Shares	Value
COMMON STOCKS - 101.9%
Communication Services - 15.4%
Alphabet - Class A*	2,241	$3,334,496
Charter Communications - Class A*	6,868	3,983,440
Match Group*	28,828	2,960,628
Netflix*	5,623	2,748,972
		13,027,536
Consumer Discretionary - 12.3%
Amazon.com*	1,870	5,917,952
NIKE - Class B	26,419	2,578,758
Starbucks	24,657	1,887,000
		10,383,710
Financials - 3.5%
KKR & Co. - Class A	83,277	2,945,507
Health Care - 13.2%
Illumina*	7,175	2,741,998
Intuitive Surgical*	4,114	2,819,900
IQVIA Holdings*	22,172	3,511,823
UnitedHealth Group	7,015	2,124,002
		11,197,723
Industrials - 7.5%
Uber Technologies*	117,708	3,561,844
Waste Management	25,835	2,831,516
		6,393,360
Information Technology - 46.7%#
Adobe*	4,417	1,962,561
Autodesk*	12,222	2,889,648
Coupa Software*	9,448	2,895,340
Mastercard - Class A	12,581	3,881,616
Microsoft	42,921	8,799,234
Paycom Software*	6,306	1,793,237
PayPal Holdings*	20,594	4,037,866
ServiceNow*	8,550	3,755,160
Twilio - Class A*	16,162	4,483,662
Visa - Class A	26,591	5,062,926
		39,561,250
Materials - 3.3%
Ball	38,085	2,804,199
TOTAL COMMON STOCKS
(Cost $58,992,935)		86,313,285

SHORT-TERM INVESTMENT - 0.6%
Money Market Deposit Account - 0.6%
US Bank N.A., 0.02% (a)
Total Money Market Deposit Account	538,329	538,329
TOTAL SHORT-TERM INVESTMENT
(Cost $538,329)		538,329

Total Investments - 102.5%
(Cost $59,531,264)		86,851,614
Liabilities in Excess of Other Assets - (2.5)%		(2,106,180)
Total Net Assets - 100.0%		$84,745,434

*	Non-income producing security.
#
As of July 31, 2020, the Fund has a significant portion of its assets invested in this sector and therefore is subject to additional risks. The information technology sector may be more sensitive to changes in domestic and international competition, economic cycles, financial resources, personnel availability, rapid innvoation and intellectual property issues.

(a)
The Money Market Deposit Account (the "MMDA") is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount.
The rate shown is as of July 31, 2020.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS® is a service mark of MSCI and S&P and has been licensed for use.

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types.  These inputs are summarized in the three broad Levels listed below:

Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of July 31, 2020:

	Level 1	Level 2	Level 3	Total
Common Stocks	$86,313,285	$-	$-	$86,313,285
Short-Term Investment	538,329	–	–	538,329
Total Investments	$86,851,614	$-	$-	$86,851,614

Refer to the Schedule of Investments for further information on the classification of investments.